OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,
	2011	2012

Deferred tax assets	$1,782	$608
Government authorities	883	1,208
Other	881	500

	$3,546	$2,316